UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kingdom Ridge Capital, L.L.C.
Address:  81 Main Street, Suite 209
          White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Manley
Title:    Chief Financial Officer
Phone:    (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley              White Plains, New York          August 14, 2009
---------------------------   -------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         23

Form 13F Information Table Value Total:   $287,102
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No. Form 13F File Number Name
     1. 028-13335 Kingdom Ridge Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC
COLUMN 1                              COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COL 7        COLUMN 8

                                                                VALUE   SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP      (x1000) PRN AMT   PRN CALL  DISCRETION     MNGRS SOLE      SHRD NONE
--------------                     --------------    -----      ------- -------   --- ----  ----------     ----- ----      ---- ----
ADVANCED MICRO DEVICES INC              COM         007903107   11,610  3,000,000 SH        Shared-Defined 1     3,000,000 0    0
ALCATEL-LUCENT                     SPONSORED ADR    013904305   10,734  4,328,125 SH        Shared-Defined 1     4,328,125 0    0
ALTERA CORP                             COM         021441100      815     50,000 SH        Shared-Defined 1        50,000 0    0
APPLIED MICRO CIRCUITS CORP           COM NEW       03822W406   48,163  5,924,069 SH        Shared-Defined 1     5,924,069 0    0
CIENA CORP                            COM NEW       171779309    1,172    113,200 SH        Shared-Defined 1       113,200 0    0
ELECTRONIC ARTS INC                     COM         285512109    4,344    200,000 SH        Shared-Defined 1       200,000 0    0
EMULEX CORP                             COM         292475209      744     76,100     CALL  Shared-Defined 1        76,100 0    0
EMULEX CORP                             COM         292475209    4,890    500,000      PUT  Shared-Defined 1       500,000 0    0
ERICSSON L M TEL CO                 ADR B SEK 10    294821608    3,912    400,000     CALL  Shared-Defined 1       400,000 0    0
FINISAR                                 COM         31787A101    2,419  4,243,742 SH        Shared-Defined 1     4,243,742 0    0
HARMONIC INC                            COM         413160102    2,010    341,303 SH        Shared-Defined 1       341,303 0    0
MICROSOFT CORP                          COM         594918104   29,713  1,250,000 SH        Shared-Defined 1     1,250,000 0    0
MOTOROLA INC                            COM         620076109    3,315    500,000 SH        Shared-Defined 1       500,000 0    0
MULTI FINELINE ELECTRONIX IN            COM         62541B101      546     25,515 SH        Shared-Defined 1        25,515 0    0
POWERSHARES QQQ TRUST                UNIT SER 1     73935A104  109,140  3,000,000      PUT  Shared-Defined 1     3,000,000 0    0
QLOGIC CORP                             COM         747277101   12,680  1,000,000     CALL  Shared-Defined 1     1,000,000 0    0
QLOGIC CORP                             COM         747277101    7,633    602,000 SH        Shared-Defined 1       602,000 0    0
SEAGATE TECHNOLOGY                      SHS         G7945J104   10,825  1,034,863 SH        Shared-Defined 1     1,034,863 0    0
SKYWORKS SOLUTIONS INC                  COM         83088M102    2,937    300,000 SH        Shared-Defined 1       300,000 0    0
TAKE TWO INTERACTIVE SOFTWARE INC       COM         874054109    4,167    440,000 SH        Shared-Defined 1       440,000 0    0
TELLABS INC                             COM         879664100    3,180    554,900 SH        Shared-Defined 1       554,900 0    0
TERADYNE INC                            COM         880770102   11,662  1,700,000 SH        Shared-Defined 1     1,700,000 0    0
TRIMBLE NAVIGATION LTD                  COM         896239100      491     25,000 SH        Shared-Defined 1        25,000 0    0

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